Revenue by segment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Information by Revenue

	For the period ended June 30, 2024
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	2,222	4	2,226
Gross profit (loss)	830	(54)	776

	For the period ended June 30, 2025
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	2,158	4	2,162
Gross profit (loss)	628	(4)	624

The following tables present summary information by revenue streams for the years ended December 31, 2022, 2023 and 2024, respectively:

	For the year ended December 31, 2022
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	2,764	-	2,764
Gross Profit	1,194	-	1,194

	For the year ended December 31, 2023
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	4,646	4	4,650
Gross Profit	1,990	-	1,990

	For the year ended December 31, 2024
	Swim fees	Sales of merchandise	Total
	S$’000	S$’000	S$’000
Revenue	4,209	7	4,216
Gross Profit	1,522	-	1,522